Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets at Fair Value Through Profit or Loss
Summary of financial assets at fair value through profit or loss

	December 31,	December 31,
	2023	2024

	(in thousands)
Money market fund	$2,117	2,140
Equity securities-unlisted company	21,650	23,554
	$23,767	25,694
Current	$2,117	2,140
Non-current	21,650	23,554
	$23,767	25,694